Investments - Investment in associated companies (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment in associated companies
Investment in associated companies	$ 78,937	$ 75,826
National Rural Utilities Cooperative Finance Corporation (CFC)
Investment in associated companies
Investment in associated companies	24,081	24,081
CT Parts, LLC
Investment in associated companies
Investment in associated companies	6,574	7,049
Georgia Transmission Corporation
Investment in associated companies
Investment in associated companies	38,287	35,696
Georgia System Operations Corporation
Investment in associated companies
Investment in associated companies	7,750	6,500
Other
Investment in associated companies
Investment in associated companies	$ 2,245	$ 2,500